Note 21 - Subsequent Events	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Subsequent Events [Text Block]

NOTE 21: SUBSEQUENT EVENTS

The subsequent events below are major events or transactions that occurred after the period ended December 31, 2023, but before the issuance of these consolidated financial statements. The below events occurred between January 1, 2024 and May 22, 2024:

On January 12, 2024, the Merger Agreement was amended to update certain terms of the original agreement dated November 15, 2023. The updates include changes to clarify that the effective time of the Merger Agreement shall be prior to or simultaneous with certain transaction to be carried out by WaveDancer, treatment of the Company’s warrants at the effective time and deletion of certain closing obligations.

On February 28, 2024, the Company issued 85,416 units and received aggregate gross proceeds of $1,050. Each unit consisting of one share of Series C Preferred Stock and warrant to purchase one share of common stock, at a combined purchase price of $12.31 per unit. Each warrant entitles the purchasers to acquire one share of common stock at a price of $24.62 per share for a period of three years from the date of issue.